United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2012

Date of Reporting Period:  Quarter ended 06/30/2011

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.8%
		Aerospace / Defense – 1.9%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	2,972,500
2,650,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	2,756,000
2,800,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,954,000
2,100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,163,000
600,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	604,500
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,155,000
1,922,086	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,104,684
600,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	654,000
5,375,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	5,670,625
		TOTAL	21,034,309
		Automotive – 5.5%
1,375,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,402,500
1,575,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,764,000
800,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	782,000
427,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	467,565
1,950,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,198,625
2,050,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.00%, 6/15/2019	2,024,375
4,125,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.25%, 6/15/2021	4,063,125
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,881,500
400,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	398,000
400,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	396,500
3,550,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	3,709,750
2,450,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.033%, 1/13/2012	2,456,198
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,099,746
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,084,119
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,978,231
6,700,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	7,547,108
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,219,580
3,700,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,801,750
400,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	404,000
400,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	405,000
400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	432,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	514,188
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,182,500
2,575,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	2,787,437
1,600,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	1,652,000
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	3,052,500
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,019,437
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	789,375
1,600,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	1,732,000
3,375,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	3,493,125
		TOTAL	59,738,234
		Building Materials – 1.8%
400,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	386,500
2,200,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	2,200,000

Principal Amount or Shares			Value
$450,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	453,375
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,348,312
1,075,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,093,813
2,200,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	2,197,250
1,000,000	[1,2]	Norcraft Cos. L.P., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 12/15/2015	1,020,000
4,175,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	4,258,500
1,700,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	1,708,500
3,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	3,115,500
2,525,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	2,405,062
		TOTAL	20,186,812
		Chemicals – 3.1%
650,000		Celanese US Holdings LLC, Company Guarantee, 6.625%, 10/15/2018	689,000
1,325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,454,187
1,050,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,094,625
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,657,500
1,850,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	1,905,500
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,199,969
2,200,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	2,403,500
2,900,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,175,500
1,700,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,823,250
2,850,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	2,921,250
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,179,812
1,200,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	1,236,000
175,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	169,094
1,448,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	1,518,590
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,098,250
1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,773,750
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	2,166,000
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,347,578
1,075,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	1,115,313
		TOTAL	33,928,668
		Construction Machinery – 0.9%
1,150,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	1,270,750
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,000,000
1,359,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	1,399,770
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,457,500
1,075,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,204,000
3,750,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,815,625
		TOTAL	10,147,645
		Consumer Products – 4.5%
2,650,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	2,749,375
4,094,512		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	5,077,195
1,150,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	1,354,125
2,925,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	3,239,437
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,949,375
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,199,000
1,485,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,618,650
2,125,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	2,236,563
1,128,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,257,720

Principal Amount or Shares			Value
$6,050,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	6,095,375
3,450,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	3,639,750
4,748,270		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	5,270,580
1,325,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	1,457,500
7,675,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	7,982,000
		TOTAL	49,126,645
		Energy – 6.7%
3,925,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	4,003,500
900,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	906,750
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,492,375
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	629,688
725,000	[1,2]	Brigham Exploration Co., Sr. Note, Series 144A, 6.875%, 6/1/2019	723,187
3,575,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	3,244,312
3,550,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	4,047,000
625,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	650,000
2,475,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	2,685,375
3,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	3,369,469
1,725,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	2,009,625
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,673,687
2,000,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	1,940,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,173,500
2,650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,782,500
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,219,250
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,152,812
1,225,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,212,750
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	526,313
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,627,625
773,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	846,435
3,075,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	3,044,250
3,425,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	3,544,875
675,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	669,938
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,098,250
1,600,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	1,672,000
225,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	230,063
3,200,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,360,000
4,350,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,485,937
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,005,685
1,225,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,267,875
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,160,500
1,925,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,004,406
1,000,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	992,500
3,075,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	3,121,125
		TOTAL	72,573,557
		Entertainment – 1.6%
4,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	4,290,000
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,877,500
750,000	[1,2]	Cinemark USA, Inc., Sr. Sub. Note, Series 144A, 7.375%, 6/15/2021	750,000
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,350,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,424,250

Principal Amount or Shares			Value
$2,825,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	3,375,875
3,000,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	3,352,500
		TOTAL	17,070,125
		Financial Institutions – 5.7%
1,175,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	1,185,281
2,786,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	2,845,899
1,000,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	1,050,000
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,501,250
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,118,250
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,608,000
2,750,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	2,740,411
1,050,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,099,875
20,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	20,100,000
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	812,867
800,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	782,418
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,515,500
2,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,718,750
8,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	9,318,125
7,825,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	8,040,187
		TOTAL	62,436,813
		Food & Beverage – 3.9%
3,025,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	3,093,063
4,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	4,357,656
1,125,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.77325%, 2/1/2015	1,099,688
2,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,220,750
1,675,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	1,700,125
500,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	542,500
4,825,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,800,875
3,625,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	3,869,687
5,450,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	5,858,750
3,900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	4,065,750
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,374,437
3,125,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,257,813
4,250,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	4,143,750
		TOTAL	42,384,844
		Gaming – 4.9%
2,969,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,117,450
2,150,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	2,227,937
4,900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	5,034,750
5,600,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,209,000
4,575,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,666,500
8,875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	8,475,625
400,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	456,000
775,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	889,313
2,900,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	3,182,750
1,875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	1,978,125
425,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	448,375
2,875,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,954,062
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	846,688

Principal Amount or Shares			Value
$2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	2,736,250
3,480,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,423,624
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	650,000
3,250,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,363,750
1,175,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	1,285,156
975,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	1,063,969
		TOTAL	53,009,324
		Health Care – 9.8%
3,975,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	4,158,844
1,775,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,846,000
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,221,625
9,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,735,625
4,375,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	4,385,937
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,345,625
1,875,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	1,875,000
1,025,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	1,045,500
1,875,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	1,964,062
1,625,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	1,694,063
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,821,000
11,091,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	11,825,779
2,825,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,135,750
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,076,844
325,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	363,188
3,125,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	3,093,750
3,100,000	[1,2]	Inventiv Health Inc., Series 144A, 10.00%, 8/15/2018	2,945,000
5,375,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	5,737,812
4,275,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,397,906
625,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	666,406
825,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	841,500
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,433,750
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.77763%, 6/1/2015	1,471,625
3,225,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,337,875
1,400,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	1,449,000
7,525,781		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	7,902,070
4,550,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	4,720,625
1,700,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,757,394
1,325,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,369,528
		TOTAL	106,619,083
		Industrial - Other – 4.2%
2,450,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	2,646,000
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,186,875
1,050,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	1,107,750
2,400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,682,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,879,750
3,100,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	3,208,500
1,225,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	1,267,875
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,774,250
1,675,000	[1,2]	Griffon Corp., Company Guarantee, Series 144A, 7.125%, 4/1/2018	1,689,656
2,675,000	[1,2]	International Wire Group Holdings, Inc. , Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,835,500

Principal Amount or Shares			Value
$5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,955,906
3,350,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	3,366,750
1,275,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,386,563
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,189,375
3,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,502,125
2,650,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,941,500
2,500,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	2,709,375
1,175,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	1,273,406
840,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	905,100
		TOTAL	45,508,256
		Lodging – 0.6%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,519,250
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,536,250
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,685,938
		TOTAL	6,741,438
		Media - Cable – 1.7%
725,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	757,625
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,119,344
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	661,719
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	515,375
825,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	975,562
2,800,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,898,000
775,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	800,188
1,950,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	2,018,250
2,100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	2,215,500
1,650,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	1,819,125
4,600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	5,221,000
		TOTAL	19,001,688
		Media - Non-Cable – 7.8%
1,025,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	1,073,687
625,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	667,188
5,050,000	[1,2]	Clear Channel Communications, Inc., Guarantee Note, Series 144A, 9.00%, 3/1/2021	4,860,625
2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,217,375
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	518,938
2,700,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	2,619,000
2,100,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	2,184,000
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	4,412,250
4,125,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	4,083,750
5,725,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	75,141
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,735,937
2,575,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	2,562,125
1,700,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	1,693,625
9,300,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	9,881,250
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	947,250
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,256,000
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,651,406
4,300,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	4,842,875
725,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	809,281
3,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	3,330,250

Principal Amount or Shares			Value
$3,760,379		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	3,741,577
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,393,000
2,000,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	2,345,000
1,075,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	1,134,125
2,725,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,806,750
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,791,844
4,775,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,300,250
2,375,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,630,312
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	7,004,000
2,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,651,250
		TOTAL	85,220,061
		Metals & Mining – 0.2%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	297
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,175,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	2,126,063
		TOTAL	2,126,360
		Packaging – 3.6%
2,050,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,167,875
2,500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	2,584,375
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,845,375
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,726,594
3,933,173	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	3,952,839
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,124,813
1,000,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	1,015,000
2,100,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	2,352,000
2,800,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	3,129,000
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	515,375
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	901,313
3,500,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,570,000
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	2,765,000
3,225,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	3,200,812
1,400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,396,500
3,575,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	3,744,812
600,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	564,000
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,685,375
		TOTAL	39,241,058
		Paper – 1.0%
1,550,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,693,375
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,020,094
375,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	386,250
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	872,844
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	467,500
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	639,000
4,205,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	4,268,075
1,075,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	1,085,750
		TOTAL	10,432,888
		Restaurants – 1.6%
5,400,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	5,886,000
3,463,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	3,510,582

Principal Amount or Shares			Value
$4,775,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	4,870,500
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.747%, 3/15/2014	2,843,500
		TOTAL	17,110,582
		Retailers – 4.6%
1,600,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,832,000
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,003,625
4,225,000	[1,2]	Gymboree Corp., Sr. Note, Series 144A, 9.125%, 12/1/2018	3,992,625
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,078,000
4,350,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	4,404,375
2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,748,000
300,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	338,735
475,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	511,706
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	962,095
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,524,313
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	633,000
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	2,023,500
5,275,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,657,437
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	7,005,937
3,975,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	4,442,063
4,825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	4,945,625
2,700,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	2,720,250
		TOTAL	49,823,286
		Services – 1.8%
764,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	874,780
4,200,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,462,500
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,316,156
1,425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	1,617,375
6,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	6,523,125
3,225,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	3,136,313
		TOTAL	19,930,249
		Technology – 10.6%
850,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	879,750
1,750,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,837,500
4,325,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	4,368,250
4,125,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,455,000
7,375,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	7,264,375
975,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,055,437
950,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	954,750
4,050,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	4,191,750
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,710,500
3,100,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	3,038,000
4,125,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	3,996,094
575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	613,094
800,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	853,000
3,800,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	4,313,000
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,059,375
1,275,000	[1,2]	Freescale Semiconductor, Inc., Sr. Unsecd. Note, Series 144A, 8.05%, 2/1/2020	1,287,750
4,600,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	4,680,500
4,175,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	4,237,625

Principal Amount or Shares			Value
$3,050,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	3,332,125
3,300,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,663,000
2,475,000	[1,2]	Lawson Software Inc., Series 144A, 11.50%, 7/1/2019	2,280,539
3,825,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,748,500
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	4,015,000
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,320,375
4,625,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	4,255,000
1,487,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,535,328
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,743,000
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,828,812
1,200,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,206,000
2,050,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	2,070,500
3,350,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	3,417,000
3,300,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	3,531,000
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	1,984,875
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,095,312
1,950,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,979,250
4,000,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	4,180,000
1,100,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	1,212,750
		TOTAL	116,194,116
		Transportation – 0.9%
4,200,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	4,273,500
2,175,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	2,332,688
2,150,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	2,139,250
383,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	394,490
1,050,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,131,375
		TOTAL	10,271,303
		Utility - Electric – 2.3%
3,500,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,587,500
2,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	2,160,875
3,075,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	2,782,875
1,053,268	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	1,027,635
1,800,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	1,795,500
1,250,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	1,250,000
2,600,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	2,730,000
1,825,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	1,831,844
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,498,767
4,200,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	2,562,000
2,025,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,999,687
		TOTAL	25,226,683
		Utility - Natural Gas – 3.0%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,761,000
4,825,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	5,162,750
3,900,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,153,500
1,050,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	997,500
2,750,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	2,763,750
504,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	539,280
4,150,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	4,155,187
3,125,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	3,296,875

Principal Amount or Shares			Value
$1,225,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,372,000
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,950,000
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,307,750
		TOTAL	32,459,592
		Wireless Communications – 3.5%
225,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	253,125
2,725,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,167,812
775,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	807,938
3,775,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	3,878,812
3,550,251	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	3,647,883
5,200,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,161,000
825,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	877,594
6,150,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	6,180,750
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,764,000
3,600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,613,500
		TOTAL	38,352,414
		Wireline Communications – 0.1%
450,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	482,063
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	665,625
		TOTAL	1,147,688
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,020,611,233)	1,067,043,721
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
36,824	[3]	General Motors Co.	1,117,977
9,550,000	[1,3]	General Motors Co. Escrow Shares	286,500
		TOTAL	1,404,477
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,291,253)	1,404,477
		PREFERRED STOCKS – 0.3%
		Finance - Commercial – 0.3%
3,565	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,104,129)	3,350,654
		WARRANTS – 0.1%
		Automotive – 0.1%
33,476	[3]	General Motors Co., Warrants	716,386
33,476	[3]	General Motors Co., Warrants	533,273
		TOTAL WARRANTS (IDENTIFIED COST $4,141,617)	1,249,659

Principal Amount or Shares			Value
		MUTUAL FUND – 0.3%
3,081,834	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	3,081,834
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $1,040,230,066)[8]	1,076,130,345
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[9]	14,777,312
		TOTAL NET ASSETS — 100%	$1,090,907,657
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $407,777,127, which represented 37.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2011, these liquid restricted securities amounted to $395,735,057, which represented 36.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$225,000	$253,125
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/6/2009 – 1/5/2010	$2,733,638	$3,167,812
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$764,344	$807,938
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	2/22/2007 – 5/1/2009	$3,084,125	$3,878,812
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 – 8/12/2008	$3,467,248	$3,647,883
General Motors Co. Escrow Shares	4/21/2011	$0	$286,500
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$26,419	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	At June 30, 2011, the cost of investments for federal tax purposes was $1,036,791,318. The net unrealized appreciation of investments for federal tax purposes was $39,339,027. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,489,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,150,085.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,067,043,424	$297	$1,067,043,721
Equity Securities:
Common Stock
Domestic	1,117,977	286,500	0	1,404,477
International	—	—	0	0
Preferred Stock
Domestic	—	3,350,654	—	3,350,654
Warrants	1,249,659	—	—	1,249,659
Mutual Fund	3,081,834	—	—	3,081,834
TOTAL SECURITIES	$5,449,470	$1,070,680,578	$297	$1,076,130,345

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of April 1, 2011	$297	$0	$5,764
Change in unrealized appreciation (depreciation)	192	—	(5,764)
(Sales)	(192)	—	—
Balance as of June 30, 2011	$297	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2011	$192	$ —	$(5,764)

The following acronym is used throughout this portfolio:

PIK — Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011